Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 24,046	$ 32,793
Gross unrealized holding gains
Gross unrealized holding (losses)		(159)	(345)
Amortized cost basis	[2]	24,205	33,138
Accrued interest on securities		173	256
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	16,293	8,630
Gross unrealized holding gains
Gross unrealized holding (losses)		(97)	(90)
Amortized cost basis	[2]	16,390	8,720
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	7,753	24,163
Gross unrealized holding gains
Gross unrealized holding (losses)		(62)	(255)
Amortized cost basis	[2]	$ 7,815	$ 24,418

[1]	Fair value is being determined using quoted market prices in active markets (Level 1).
[2]	Including accrued interest in the amount of US$ 256 thousand and US$ 173 thousand as of December 31, 2015 and 2016 respectively. The accrued interest is presented as part of other account receivable on the balance sheet.